Derivative instruments - Loss(Gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
Realized loss (gain) on contracts settled during the year	$ 327,384	$ (109,093)
Reversal of opening contracts settled during the year	(112,679)	(12,811)
Unrealized loss on contracts outstanding at the end of the year	293,773	113,766
Loss (gain) on derivative instruments	$ 508,478	$ (8,138)